Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued Expenses and Other Current Liabilities
Deposits from advertising agencies and customers	$ 2,001	¥ 13,760	¥ 14,317
Accrued professional fees	1,027	7,059	6,441
Advertising and promotion expenses payables and accruals	12,189	83,805	88,545
General operating expenses payables and accruals	5,375	36,955	63,344
Consideration to be paid for acquisition of Yitian Xindong (Note 4)	10,341	71,100
Deposits from original investor of Yitian Xindong (Note 4)	2,065	14,200
Others	65	449	606
Total	$ 33,063	¥ 227,328	¥ 173,253